UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 to June 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK
Australia — 0.7%
Westfield Corp.[1]	136,019	$840

Brazil — 0.4%
Banco do Brasil SA	22,700	184
BTG Pactual Group	15,597	70
JBS SA	17,900	36
Qualicorp S.A.	5,900	51
Smiles S.A.	7,300	132

		473

Canada — 5.7%
Canadian Pacific Railway Ltd.	11,347	1,826
Encana Corp.	232,354	2,044
Gildan Activewear Inc.	37,915	1,165
Manulife Financial Corp.	76,600	1,436

		6,471

China — 6.3%
Alibaba Group Holding Ltd. ADR[2]	7,200	1,015
Baidu Inc. ADR[2]	700	125
Bank of China Ltd., Class H	151,000	74
China Communications Construction Co. Ltd., Class H	172,000	222
China Construction Bank Corp., Class H	1,136,000	880
China Everbright Bank Co. Ltd., Class H	142,000	67
China Everbright International Ltd.	55,000	69
China Lumena New Materials Corp.[2,3,4]	196,000	—
China Mobile Ltd. ADR	6,900	366
China Petroleum & Chemical Corp., Class H	568,000	443
China Railway Construction Corp. Ltd., Class H	121,000	158
China Railway Group Ltd., Class H	111,000	87
Dongfeng Motor Group Co. Ltd., Class H	140,000	165
Fosun International Ltd.	72,500	113
Guangzhou Automobile Group Co. Ltd., Class H	70,000	123
Guangzhou R&F Properties Co. Ltd., Class H	133,200	207
Industrial & Commercial Bank of China, Class H	207,000	140
JD.com Inc. ADR[2]	3,900	153
JinkoSolar Holding Co. Ltd. ADR[2]	1,100	23
KWG Property Holding Ltd.	93,000	62
NetEase Inc. ADR	600	180
New Oriental Education & Technology Group ADR[2]	1,500	106
Ping An Insurance Group Co. of China Ltd., Class H	38,500	254
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	44,400	132

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)
Shenzhen Investment Ltd.	182,000	$81
Shimao Property Holdings Ltd.	72,000	123
Sinopharm Group Co. Ltd., Class H	4,000	18
Skyworth Digital Holdings Ltd.	173,915	108
TAL Education Group ADR	1,400	171
Tencent Holdings Ltd.	29,100	1,041
Xinyi Glass Holdings Ltd.[2]	88,000	87
YY Inc. ADR[2]	3,400	197
Zhejiang Expressway Co. Ltd., Class H	130,000	170

		7,160

Czech Republic — 0.0%
CEZ AS	2,613	46

France — 6.2%
ArcelorMittal[2]	29,623	672
BNP Paribas SA	14,057	1,012
Engie SA	146,118	2,205
Sanofi-Aventis SA	2,591	248
Schneider Electric SE2	37,546	2,885

		7,022

Germany — 4.7%
BASF SE	26,549	2,459
Linde AG	6,475	1,226
SAP SE	16,152	1,687

		5,372

Hungary — 0.1%
Richter Gedeon Nyrt	3,680	96

India — 2.3%
Adani Ports & Special Economic Zone Ltd.[2]	39,739	223
Bank of Baroda	18,613	46
Bharat Electronics Ltd.	23,128	58
Biocon Ltd.[2]	6,789	35
Cipla Ltd.	6,766	58
Dishman Pharmaceuticals & Chemicals Ltd.	25,085	116
Dr Reddy’s Laboratories Ltd.	2,843	118
Hindalco Industries Ltd.	89,765	265
Hindustan Petroleum Corp. Ltd.	37,201	294
Housing Development & Infrastructure Ltd.[2]	12,633	17
ICICI Bank Ltd. ADR	34,540	310
Indian Oil Corp. Ltd.	28,049	167

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

India — (continued)
Oil & Natural Gas Corp. Ltd.	14,311	$35
Reliance Capital Ltd.	15,068	150
Reliance Infrastructure Ltd.	19,325	149
Rural Electrification Corp. Ltd.	37,319	99
Sintex Industries Ltd.	125,325	47
Sintex Plastics Technology Ltd.[2,3]	37,134	46
Tata Motors Ltd. ADR	3,500	115
UPL Ltd.	8,292	108
Vedanta Ltd.	42,936	166

		2,622

Indonesia — 0.2%
Bank Negara Indonesia Persero Tbk PT	115,400	57
Indofood Sukses Makmur Tbk PT	224,800	145
Telekomunikasi Indonesia Persero Tbk PT	79,600	27

		229

Ireland — 0.3%
Allied Irish Banks PLC	62,206	352

Italy — 2.3%
UniCredit SpA[2]	138,641	2,589

Japan — 11.2%
East Japan Railway Co.	25,500	2,436
Hitachi Ltd.	344,000	2,108
Japan Airlines Co. Ltd.	68,700	2,122
KDDI Corp.	100,600	2,661
Komatsu Ltd.	76,000	1,929
Nikon Corp.	28,100	449
Sumitomo Mitsui Financial Group Inc.	25,800	1,004

		12,709

Malaysia — 0.5%
AirAsia Bhd	174,900	132
Malayan Banking Bhd	115,700	260
Tenaga Nasional Bhd	64,500	212

		604

Mexico — 0.2%
Alfa SAB de CV, Class A	33,200	47
Arca Continental SAB de CV	7,500	56
Gruma SAB de CV, Class B	4,030	53

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Mexico — (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	45,100	$96

		252

Netherlands — 2.7%
Akzo Nobel NV	27,816	2,417
ING Groep NV	39,636	684

		3,101

Philippines — 0.0%
Universal Robina Corp.	13,470	44

Poland — 0.3%
PGE Polska Grupa Energetyczna SA	31,779	104
Polski Koncern Naftowy Orlen SA	4,398	133
Powszechny Zaklad Ubezpieczen SA	6,124	73

		310

Qatar — 0.1%
Barwa Real Estate Co.[1]	11,676	103

Russia — 1.3%
Gazprom PJSC ADR	36,256	143
Lukoil PJSC ADR	7,595	370
Mobile Telesystems ADR	9,100	76
PhosAgro OAO GDR	5,579	74
Sberbank of Russia ADR	50,339	521
Surgutneftegas OAO ADR	19,672	85
Tatneft PAO ADR	1,550	58
X5 Retail Group NV GDR[2]	2,903	101

		1,428

South Africa — 0.8%
Barloworld Ltd.	14,809	123
FirstRand Ltd.	27,492	99
Liberty Holdings Ltd.	4,468	38
Mediclinic International PLC	7,625	74
MMI Holdings Ltd.	67,518	105
Naspers Ltd., Class N	1,286	250
Nedbank Group Ltd.	4,271	68
Redefine Properties Ltd.[1]	66,951	54
Sibanye Gold Ltd.	34,994	40
Vodacom Group Ltd.	4,547	57

		908

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — 4.3%
Amorepacific Corp.	276	$73
BNK Financial Group Inc.	5,146	49
Dongbu Insurance Co. Ltd.	1,275	76
Hana Financial Group Inc.	8,553	338
Hanwha Corp.	3,141	130
Hugel Inc.[2]	85	42
Hyundai Marine & Fire Insurance Co. Ltd.	4,125	142
Hyundai Mobis	394	86
KB Financial Group Inc.	6,145	310
Kia Motors Corp.	3,538	118
Korea Electric Power Corp.	4,567	163
KT&G Corp.	793	81
LG Corp.	3,626	245
LG Display Co. Ltd.	3,888	126
LG Household & Health Care Ltd.	66	57
NongShim Co. Ltd.	15	4
POSCO	621	156
Samsung Electronics Co. Ltd.	777	1,614
SK Hynix Inc.	10,814	637
SK Innovation Co. Ltd.	1,182	164
SK Telecom Co. Ltd.	1,086	253
Woori Bank	3,268	53

		4,917

Spain — 0.9%
CaixaBank SA	216,919	1,036

Sweden — 0.8%
Alfa Laval AB	44,009	901

Switzerland — 11.1%
ABB Ltd.	114,197	2,820
Aryzta AG2	29,280	963
Cie Financiere Richemont SA	28,750	2,368
Novartis AG	31,849	2,651
Roche Holding AG	8,876	2,260
Zurich Insurance Group AG	5,174	1,506

		12,568

Taiwan — 3.0%
Arcadyan Technology Corp.	16,000	27
Catcher Technology Co. Ltd.	11,000	131
Cathay Financial Holding Co. Ltd.	157,000	258
Chicony Electronics Co. Ltd.	416	1

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Taiwan — (continued)
Compal Electronics Inc.	118,000	$80
Compeq Manufacturing Co. Ltd.	193,000	157
Coretronic Corp.	48,800	67
FLEXium Interconnect Inc.	35,000	132
Formosa Chemicals & Fibre Corp.	10,000	31
Highwealth Construction Corp.	26,000	43
HON HAI Precision Industry Co. Ltd.	193,365	744
Inventec Corp.	170,000	139
Lite-On Technology Corp.	82,896	136
Micro-Star International Co. Ltd.	18,000	42
Pegatron Corp.	98,000	307
Powertech Technology Inc.	86,000	266
President Chain Store Corp.	6,000	54
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,000	559
TTY Biopharm Co. Ltd.	5,000	17
WPG Holdings Ltd.	91,000	121
Yuanta Financial Holding Co. Ltd.	166,000	73

		3,385

Thailand — 1.2%
Bangchak Corp. PCL	81,300	80
Bangkok Dusit Medical Services PCL	104,200	59
Bangkok Expressway & Metro PCL	18	—
Charoen Pokphand Foods PCL	255,800	187
Krung Thai Bank PCL	277,300	153
PTT PCL	44,300	483
Sansiri PCL	964,600	64
Siam Cement PCL	8,200	122
Thai Oil PCL	41,200	96
Thanachart Capital PCL	99,200	134

		1,378

Turkey — 0.6%
Tekfen Holding AS	37,354	93
Turk Traktor ve Ziraat Makineleri AS	1,699	38
Turkcell Iletisim Hizmetleri AS	84,980	280
Turkiye Is Bankasi, Class C	136,128	288

		699

United Arab Emirates — 0.3%
DAMAC Properties Dubai Co. PJSC	190,613	163
Dubai Islamic Bank PJSC	49,735	77
First Abu Dhabi Bank PJSC	16,767	48

		288

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

United Kingdom — 24.8%
AstraZeneca PLC	20,472	$1,369
Aviva PLC	289,831	1,985
Balfour Beatty PLC	236,188	832
Barclays PLC	1,020,327	2,694
BHP Billiton PLC	50,971	781
BP PLC	344,955	1,990
British American Tobacco PLC	41,540	2,832
Carnival PLC	28,498	1,885
Cobham PLC	604,548	1,020
Diageo PLC	33,527	991
GlaxoSmithKline PLC	81,523	1,737
Lloyds Banking Group PLC	1,571,195	1,354
Prudential PLC	114,083	2,617
Royal Dutch Shell PLC, Class B	113,776	3,056
SSE PLC	68,057	1,288
Vodafone Group PLC	607,801	1,724

		28,155

Total Common Stock
(Cost $97,117) — 93.3%		106,058

PREFERRED STOCK
Germany — 3.9%
Volkswagen AG	29,100	4,432

Total Preferred Stock
(Cost $3,899) — 3.9%		4,432

PREFERENCE STOCK
Brazil — 0.7%
Bradespar SA	34,800	216
Braskem SA	6,100	63
Cia Energetica de Sao Paulo	100	—
Cia Paranaense de Energia	11,100	82
Itausa – Investimentos Itau SA	80,723	220
Petroleo Brasileiro SA, Class A ADR[2]	4,900	37
Vale SA, Class B ADR	17,300	141

		759

South Korea — 0.1%
LG Chemical Ltd.	531	94

Total Preference Stock
(Cost $685) — 0.8%		853

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

SHORT-TERM INVESTMENT
Short-Term Investments Trust: Government & Agency Portfolio, Institutional Class, 0.665%**	2,292,734	$2,293

Total Short-Term Investment
(Cost $2,293) — 2.0%		2,293

Total Investments — 100.0%
(Cost $103,994)‡		113,636

Other Assets in Excess of Liabilities — 0.0%		30

Net Assets — 100.0%		$113,666

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
1	Real Estate Investment Trust.
2	Non-income producing security.
3	Securities considered illiquid. The total market value of such securities as of June 30, 2017 was $46 and represented 0.04% of net assets.
4	Security is fair valued at zero due to company’s insolvency.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

‡	At June 30, 2017, the tax basis cost of the Fund’s investments was $103,994 and the unrealized appreciation and depreciation were $11,937 and $(2,295), respectively.

SCHEDULE OF INVESTMENTS (000) (continued)

June 30, 2017 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2017:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$840	$—	$—	$840
Brazil	473	—	—	473
Canada	6,471	—	—	6,471
China	7,160	—	—	7,160
Czech Republic	46	—	—	46
France	7,022	—	—	7,022
Germany	5,372	—	—	5,372
Hungary	96	—	—	96
India	2,622	—	—	2,622
Indonesia	—	229	—	229
Ireland	352	—	—	352
Italy	2,589	—	—	2,589
Japan	12,709	—	—	12,709
Malaysia	604	—	—	604
Mexico	252	—	—	252
Netherlands	3,101	—	—	3,101
Philippines	44	—	—	44
Poland	310	—	—	310
Qatar	—	103	—	103
Russia	1,428	—	—	1,428
South Africa	908	—	—	908
South Korea	4,917	—	—	4,917
Spain	1,036	—	—	1,036
Sweden	901	—	—	901
Switzerland	12,568	—	—	12,568
Taiwan	3,385	—	—	3,385
Thailand	—	1,378	—	1,378
Turkey	699	—	—	699
United Arab Emirates	48	240	—	288
United Kingdom	28,155	—	—	28,155

Total Common Stock	104,108	1,950	—	106,058

Preferred Stock	4,432	—	—	4,432

Preference Stock
Brazil	759	—	—	759
South Korea	94	—	—	94

Total Preference Stock	853	—	—	853

Short-Term Investment	2,293	—	—	2,293

Total Investments in Securities	$111,686	$1,950	$—	$113,636

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At June 30, 2017, securities with a value of $73,072 which represented 64.3% of the net assets of the Fund, transferred from Level 2 to Level 1

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2017 (Unaudited)

since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the period and did not trigger fair valuation at the end of the period. At June 30, 2017, there were no transfers from Level 1 to Level 2 investments in securities.

At June 30, 2017, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-1600

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2017